UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 1999
                                                  ------------------------------

Check here if Amendment       [ ]; Amendment Number:
                                                    ---------------

     This Amendment (Check only one.):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Shay Assets Management, Inc.
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Address:  230 West Monroe Street, Suite 2810
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          Chicago, IL  60606
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Form 13F File Number:         28-7232
                              ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward E. Sammons, Jr.
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Title:    President
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Phone:    (312) 214-6590
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Signature, Place, and Date of Signing:

/s/ Edward E. Sammons, Jr.       Chicago, IL            02/03/00
------------------------------   --------------------   ------------------------
Signature                        City, State            Date

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               NONE
                                                            ---------------
Form 13F Information Table Entry Total:                           30
                                                            ---------------
Form 13F Information Table Value Total:                    $    176,298
                                                            ---------------
                                                              (thousands)

      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5              COLUMN 6          COLUMN 7         COLUMN 8

                                                                                  INVESTMENT
                                                                                  DISCRETION                      VOTING AUTHORITY
                                                                                  ----------                      ----------------
                           TITLE OF             VALUE    SHRS OR  SH/  PUT/        SHARED  SHARED     OTHER
   NAME OF ISSUER           CLASS      CUSIP   (X$1000)  PRN AMT  PRN  CALL   SOLE DEFINED  OTHER    MANAGERS    SOLE  SHARED  NONE
   --------------           -----      -----   --------  -------  ---  ----   ---- ------- ------    --------    ----  ------  ----
Abbott Laboratories         common   002824100   5,120   141,000               X                                  X
Albertsons Inc              common   013104104   5,160   160,000               X                                  X
American Express            common   025816109   3,325    20,000               X                                  X
Automatic Data Processing   common   053015103   8,081   150,000               X                                  X
Berkshire Hathaway          common   084670108   3,366        60               X                                  X
Campbell Soup Company       common   134429109   5,416   140,000               X                                  X
Cintas Corp                 common   172908105   5,313   100,000               X                                  X
Clorox Co                   common   189054109   6,549   130,000               X                                  X
Coca-Cola Company           common   191216100   6,699   115,000               X                                  X
Disney Walt Co              common   254687106   5,265   180,000               X                                  X
Emerson Electric Co         common   291011104   5,881   102,500               X                                  X
Fannie Mae                  common   313586109   5,932    95,000               X                                  X
Freddie Mac                 common   313400301   6,353   135,000               X                                  X
Gannett Co Inc              common   364730101   7,137    87,500               X                                  X
Gap Inc                     common   364760108   7,820   170,000               X                                  X

      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5              COLUMN 6          COLUMN 7         COLUMN 8

                                                                                  INVESTMENT
                                                                                  DISCRETION                      VOTING AUTHORITY
                                                                                  ----------                      ----------------
                           TITLE OF             VALUE    SHRS OR  SH/  PUT/        SHARED  SHARED     OTHER
   NAME OF ISSUER           CLASS      CUSIP   (X$1000)  PRN AMT  PRN  CALL   SOLE DEFINED  OTHER    MANAGERS    SOLE  SHARED  NONE
   --------------           -----      -----   --------  -------  ---  ----   ---- ------- ------    --------    ----  ------  ----
Gillette Co                 common   375766102   5,766   140,000               X                                  X
Hubbell Inc - Class B       Class B  443510201   1,363    50,000               X                                  X
Intel Corp                  common   458140100   7,820    95,000               X                                  X
Int'l Flavors & Fragrances  common   459506101   3,398    90,000               X                                  X
Interpublic Group of Cos    common   460690100   8,365   145,000               X                                  X
Johnson & Johnson           common   478160104   6,472    69,500               X                                  X
M&T Bank Corp               common   55261F104   2,486     6,000               X                                  X
McDonald's Corp             common   580135101   4,838   120,000               X                                  X
Merck & Co                  common   589331107   5,902    88,000               X                                  X
Microsoft Corp              common   594918104   9,107    78,000               X                                  X
Pitney Bowes Inc            common   724479100   5,798   120,000               X                                  X
Sysco Corporation           common   871829107   7,121   180,000               X                                  X
Wal-Mart Stores             common   931142103   8,986   130,000               X                                  X


      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5              COLUMN 6          COLUMN 7         COLUMN 8

                                                                                  INVESTMENT
                                                                                  DISCRETION                      VOTING AUTHORITY
                                                                                  ----------                      ----------------
                           TITLE OF             VALUE    SHRS OR  SH/  PUT/        SHARED  SHARED     OTHER
   NAME OF ISSUER           CLASS      CUSIP   (X$1000)  PRN AMT  PRN  CALL   SOLE DEFINED  OTHER    MANAGERS    SOLE  SHARED  NONE
   --------------           -----      -----   --------  -------  ---  ----   ---- ------- ------    --------    ----  ------  ----
Walgreen Company            common   931422109   5,031   172,000               X                                  X
Wrigley Wm Jr Co            common   982526105   6,428    77,500               X                                  X
COLUMN TOTALS                                  176,298